              Skadden, Arps, Slate, Meagher & Flom LLP Letterhead
                             333 West Wacker Drive
                            Chicago, Illinois 60606








                               February 27, 2007



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

  Re:   Van Kampen Equity Trust--
        Post-Effective Amendment No. 61 to the
        Registration Statement on Form N-1A --
        Rule 485(b) Filing (File Nos. 33-08122
        and 811-04805)

Ladies and Gentlemen:

         Van Kampen Equity Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (the "Registration Statement"), on behalf of Van Kampen Disciplined Small Cap Value Fund complete with certain exhibits filed therewith (the "Exhibits"). The Registration Statement and certain Exhibits thereto are filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and under the Investment Company Act of 1940, as amended (the "1940 Act").

         The purpose of the filing is to amend the Class A Shares, Class B Shares and Class C Shares Prospectus, a Class I Shares Prospectus and a Statement of Additional Information describing the Fund, a new series of the Registrant. This filing is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

         Pursuant to Rule 485(b)(4), the undersigned hereby represents that this Amendment to the Registration Statement does not contain any disclosure that would render it ineligible to become effective under paragraph (b) of Rule 485 of the General Rules and Regulations.

         Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0863 or Rita Rubin at (212) 762-5442.

                                        Very truly yours,

                                        /s/ Charles B. Taylor
                                        --------------------------
                                        Charles B. Taylor